Investment Strategy	Mar. 31, 2025
MM S&P 500 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The reference to “Northern Trust Investments, Inc. (“NTI”)” under the heading Principal Investment Strategies in the section titled Investments, Risks, And Performance (on page 18 of the Prospectus) will be deleted and replaced with a reference to “BlackRock Investment Management, LLC (“BlackRock”)”.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE